Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Supplemental Cash Flow Disclosure

19 - SUPPLEMENTAL CASH FLOW DISCLOSURE

	Year ended March 31, 2013	Year ended March 31, 2012
	$	$
Interest paid	(7,688)	(7,829)
Income taxes paid	(68,295)	(49,693)
Investment tax credit on research and development received	361,867	357,477